Other Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Liabilities [abstract]
Accounts and notes payable	$ 449,232	$ 323,010
Income received in advance	5,049	1,480
Macro-hedge valuation adjustment	51,690	76,540
Guarantees received (margin accounts)	1,541,061	1,832,345
Broker dealer and simultaneous transactions	100,035	24,130
Withholding VAT	28,639	28,140
Accounts payable insurance companies	6,449	7,072
In-progress operations	19,856	27,497
Deferred income	1,424	1,640
Other liabilities	44,571	91,056
Total	$ 2,248,006	$ 2,412,910